Transactions with Related Parties - Summary of Transactions Between Related Parties (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AMP, entity with significant influence Expenses:
Technical assistance fees	$ 461,549	$ 411,477	$ 357,451
AMP [Member]
AMP, entity with significant influence Expenses:
Technical assistance fees	461,549	411,477	357,451
Services received	$ 5,558
Otay Tijuana Venture LLC [Member] | Non-airport access rights [Member]
AMP, entity with significant influence Expenses:
Services received		$ 3,737	$ 43,973